Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Business
Business
Amgen Inc. (including its subsidiaries, referred to as “Amgen,” “the Company,” “we,” “our” or “us”) is a global biotechnology pioneer that discovers, develops, manufactures and delivers innovative human therapeutics. We operate in one business segment: human therapeutics.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the accounts of Amgen as well as its majority-owned subsidiaries. We do not have any significant interests in any variable interest entities. All material intercompany transactions and balances have been eliminated in consolidation.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results may differ from those estimates.

Product sales
Product sales
Sales of our products are recognized when shipped and title and risk of loss have passed. Product sales are recorded net of accruals for estimated rebates, wholesaler chargebacks, discounts and other deductions (collectively “sales deductions”) and returns. Taxes collected from customers and remitted to government authorities related to the sales of the Company’s products, primarily in Europe, are excluded from revenues.
We recognized revenue from the sale of product to the U.S. federal government for stockpile in accordance with U.S. Securities and Exchange Commission (SEC) Interpretation, Commission Guidance Regarding Accounting for Sales of Vaccines and Bioterror Countermeasures to the Federal Government for Placement into the Pediatric Vaccine Stockpile or the Strategic National Stockpile (SNS). We recognized $155 million of revenue for NEUPOGEN® during the year ended December 31, 2013, for purchases by the federal government for the SNS. There were no purchases by the federal government for the SNS during the years ended December 31, 2015 and 2014. We are contracted to manage this inventory of product until the federal government requests shipment.

Other revenues
Other revenues
Other revenues consist primarily of royalty income and corporate partner revenues. Royalties from licensees are based on third-party sales of licensed products and are recorded in accordance with contract terms when third-party results are reliably measurable and collectability is reasonably assured. Royalty estimates are made in advance of amounts collected using historical and forecasted trends. Corporate partner revenues are comprised mainly of amounts earned from Kirin-Amgen, Inc. (K-A) and other third parties for certain research and development (R&D) services, which are recognized as the R&D services are performed, as well as our share of the U.S. pre-tax Nexavar® commercial profits that were generated from our collaboration with Bayer HealthCare Pharmaceuticals, Inc. (Bayer). Corporate partner revenues also include license fees and milestone payments earned from K-A and from other third parties. See Multiple-deliverable revenue arrangements, discussed below, Note 7, Collaborative arrangements, and Note 8, Related party transactions.

Multiple-deliverable revenue arrangements
Multiple-deliverable revenue arrangements
From time to time, we enter into arrangements for the R&D, manufacture and/or commercialization of products and product candidates. These arrangements may require us to deliver various rights, services and/or goods across the entire life cycle of a product or product candidate, including (i) intellectual property rights/licenses, (ii) R&D services, (iii) manufacturing services and/or (iv) commercialization services. The underlying terms of these arrangements generally provide for consideration to Amgen in the form of non-refundable upfront license payments, R&D and commercial performance milestone payments, cost sharing and/or royalty payments.
In arrangements involving the delivery of more than one element, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. For Amgen, this determination is generally based on whether the deliverable has “stand-alone value” to the customer. The arrangement’s consideration that is fixed and determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable. The estimated selling price of each deliverable is determined using the following hierarchy of values: (i) vendor-specific objective evidence of fair value, (ii) third-party evidence of selling price and (iii) best estimate of selling price (BESP). The BESP reflects our best estimate of what the selling price would be if the deliverable was regularly sold by us on a stand-alone basis. In general, the consideration allocated to each unit of accounting is recognized as the related goods or services are delivered, limited to the consideration that is not contingent upon future deliverables. Consideration associated with at-risk substantive performance milestones is recognized as revenue upon the achievement of the related milestone, as defined in the respective contracts.

Research and development costs
Research and development costs
R&D costs are expensed as incurred and include primarily salaries, benefits and other staff-related costs; facilities and overhead costs; clinical trial and related clinical manufacturing costs; contract services and other outside costs; information systems’ costs and amortization of acquired technology used in R&D with alternative future uses. R&D expenses also include costs and cost recoveries associated with third-party R&D arrangements such as with K-A, including upfront fees and milestones paid to third parties in connection with technologies which had not reached technological feasibility and did not have an alternative future use. Net payment or reimbursement of R&D costs is recognized when the obligations are incurred or as we become entitled to the cost recovery. See Note 7, Collaborative arrangements, and Note 8, Related party transactions.

Selling, general and administrative costs
Selling, general and administrative costs
Selling, general and administrative (SG&A) costs are comprised primarily of salaries, benefits and other staff-related costs associated with sales and marketing, finance, legal and other administrative personnel; facilities and overhead costs; outside marketing, advertising and legal expenses; the U.S. healthcare reform federal excise fee on Branded Prescription Pharmaceutical Manufacturers and Importers; and other general and administrative costs. Advertising costs are expensed as incurred. SG&A expenses also include costs and cost recoveries associated with marketing and promotion efforts under certain collaboration arrangements. Net payment or reimbursement of SG&A costs is recognized when the obligations are incurred or we become entitled to the cost recovery. See Note 7, Collaborative arrangements.

Stock-based compensation
Stock-based compensation
We have stock-based compensation plans under which various types of equity-based awards are granted, including restricted stock units (RSUs), performance units and stock options. The estimated fair values of RSUs and stock option awards which are subject only to service conditions with graded vesting are generally recognized as compensation expense on a straight-line basis over the service period. The estimated fair values of performance unit awards are generally recognized as compensation expense ratably from the grant date to the end of the performance period. See Note 4, Stock-based compensation.

Income taxes
Income taxes
We provide for income taxes based on pretax income and applicable tax rates available in the various jurisdictions in which we operate. Deferred income taxes are recorded for the expected tax consequences of temporary differences between the bases of assets and liabilities for financial reporting purposes and amounts recognized for income tax purposes. We record a valuation allowance to reduce our deferred tax assets to the amount of future tax benefit that is more likely than not to be realized.
We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefit recognized in the financial statements for a particular tax position is based on the largest benefit that is more likely than not to be realized. The amount of unrecognized tax benefits (UTBs) is adjusted as appropriate for changes in facts and circumstances, such as significant amendments to existing tax law, new regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. We recognize both accrued interest and penalties, where appropriate, related to UTBs in income tax expense. See Note 5, Income taxes.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition method of accounting. Under the acquisition method, assets acquired, including in-process research and development (IPR&D) projects, and liabilities assumed are recorded at their respective fair values as of the acquisition date in our consolidated financial statements. The excess of the fair value of consideration transferred over the fair value of the net assets acquired is recorded as goodwill. Contingent consideration obligations incurred in connection with a business combination (including the assumption of an acquiree’s liability arising from a business combination it consummated prior to our acquisition) are recorded at their fair values on the acquisition date and remeasured at their fair values each subsequent reporting period until the related contingencies are resolved. The resulting changes in fair values are recorded in earnings. See Note 3, Business combinations, and Note 16, Fair value measurement.

Cash equivalents	Cash equivalents We consider cash equivalents to be only those investments which are highly liquid, readily convertible to cash and which mature within three months from the date of purchase.
Available-for-sale investments
Available-for-sale investments
We consider our investment portfolio available-for-sale and, accordingly, these investments are recorded at fair value with unrealized gains and losses generally recorded in other comprehensive income. Investments with maturities beyond one year, other than Restricted investments, may be classified as short-term marketable securities in the Consolidated Balance Sheets due to their highly liquid nature and because they represent the Company’s investments that are available for current operations. See Note 9, Available-for-sale investments, and Note 16, Fair value measurement.

Inventories
Inventories
Inventories are stated at the lower of cost or market. Cost, which includes amounts related to materials, labor and overhead, is determined in a manner that approximates the first-in, first-out method. See Note 10, Inventories.

Derivatives
Derivatives
We recognize all of our derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. The accounting for changes in the fair value of a derivative instrument depends upon whether the derivative has been formally designated and qualifies as part of a hedging relationship under the applicable accounting standards and, further, on the type of hedging relationship. For derivatives formally designated as hedges, we assess both at inception and quarterly thereafter, whether the hedging derivatives are highly effective in offsetting changes in either the fair value or cash flows of the hedged item. Our derivatives that are not designated and do not qualify as hedges are adjusted to fair value through current earnings. See Note 16, Fair value measurement, and Note 17, Derivative instruments.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment is recorded at historical cost, net of accumulated depreciation, amortization and, if applicable, impairment charges. We review our property, plant and equipment assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Depreciation is provided over the assets’ useful lives on a straight-line basis. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or lease terms. See Note 11, Property, plant and equipment.

Goodwill and other intangible assets
Goodwill and other intangible assets
Finite-lived intangible assets are recorded at cost, net of accumulated amortization and, if applicable, impairment charges. Amortization of finite-lived intangible assets is provided over their estimated useful lives on a straight-line basis or the pattern in which economic benefits are consumed, if reliably determinable. We review our finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. See Note 12, Goodwill and other intangible assets.
The estimated fair values of IPR&D projects acquired in a business combination which are not complete are capitalized and accounted for as indefinite-lived intangible assets until completion or abandonment of the related R&D efforts. Upon successful completion of the project, the capitalized amount is amortized over its estimated useful life. If a project is abandoned, all remaining capitalized amounts are written-off immediately. There are often major risks and uncertainties associated with IPR&D projects as we are required to obtain regulatory approvals in order to be able to market the resulting products. Such approvals require completing clinical trials that demonstrate a product candidate is safe and effective. Consequently, the eventual realized value of the acquired IPR&D project may vary from its estimated fair value at the date of acquisition, and IPR&D impairment charges may occur in future periods.
Capitalized IPR&D projects are tested for impairment annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We consider various factors for potential impairment, including the current legal and regulatory environment and the competitive landscape. Adverse clinical trial results, significant delays in obtaining marketing approval, the inability to bring a product to market and the introduction or advancement of competitors’ products could result in partial or full impairment of the related intangible assets.
We perform an impairment test of goodwill annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. To date, an impairment of goodwill has not been recorded. See Note 12, Goodwill and other intangible assets.

Restricted investments
Restricted investments
From September 2013 to May 2014, we had restricted investments on our Consolidated Balance Sheet that were owned by ATL Holdings Limited (ATL Holdings), a wholly-owned subsidiary. ATL Holdings is an entity distinct from the Company and its other subsidiaries, with separate assets and liabilities. Because certain third parties owned Class A preferred shares of ATL Holdings, this entity was required to hold restricted investments, which were composed of interest-bearing securities, cash and related interest receivable. On May 22, 2014, the Company repurchased all of the outstanding Class A preferred shares, and therefore, we subsequently ceased to have restricted investments on our Consolidated Balance Sheet. See Note 14, Financing arrangements.

Contingencies
Contingencies
In the ordinary course of business, we are involved in various legal proceedings and other matters such as intellectual property disputes, contractual disputes, governmental investigations and class action suits which are complex in nature and have outcomes that are difficult to predict. (Certain of these proceedings are discussed in Note 18, Contingencies and commitments.) We record accruals for loss contingencies to the extent that we conclude that it is probable that a liability has been incurred and the amount of the related loss can be reasonably estimated. We consider all relevant factors when making assessments regarding these contingencies.
While it is not possible to accurately predict or determine the eventual outcomes of these items, an adverse determination in one or more of these items currently pending could have a material adverse effect on our consolidated results of operations, financial position or cash flows.

Foreign currency translation
Foreign currency translation
The net assets of international subsidiaries where the local currencies have been determined to be the functional currencies are translated into U.S. dollars using current exchange rates. The U.S. dollar effects that arise from translating net assets of these subsidiaries at changing rates are recognized in other comprehensive income. The earnings of these subsidiaries are translated into U.S. dollars using average exchange rates.

Recent accounting pronouncements
Recent accounting pronouncements
In May 2014, the Financial Accounting Standards Board (FASB) issued a new accounting standard that amends the guidance for the recognition of revenue from contracts with customers to transfer goods and services. The new standard, as amended, is effective for interim and annual periods beginning January 1, 2018, and may be adopted earlier, but not before January 1, 2017. The new standard is required to be adopted using either a full retrospective or a modified retrospective approach. We are currently evaluating the impact that this new standard will have on our consolidated financial statements.
In November 2015, the FASB issued a new accounting standard that amends the presentation of deferred income taxes on our Consolidated Balance Sheet such that they are presented entirely as noncurrent assets and liabilities. As permitted by the standard, we adopted the new presentation prospectively, beginning January 1, 2015. Consistent with our prospective adoption, presentation of deferred income tax assets and liabilities as of December 31, 2014, was not restated. If they had been restated, Other current assets and Long-term deferred tax liabilities would have been reduced by $660 million and $620 million, respectively, and Other noncurrent assets would have increased by $40 million.
In January 2016, the FASB issued a new accounting standard that amends the accounting and disclosures of financial instruments, including a provision that requires equity investments (except for investments accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in current earnings. The new standard is effective for interim and annual periods beginning on January 1, 2018. We are currently evaluating the impact that this new standard will have on our consolidated financial statements.
Recent accounting pronouncements retrospectively adopted
The Company is filing this Current Report on Form 8-K solely to recast certain information in the 2015 Form 10-K in connection with the retrospective adoption of two new accounting standards issued by the FASB, as described below.
In April 2015, the FASB issued a new accounting standard that amends the presentation of debt issuance costs. The new standard is effective for interim and annual periods beginning on January 1, 2016. As permitted by the standard, we adopted this standard retrospectively during the first quarter of 2016. Our debt issuance costs are now presented as a direct deduction from the carrying amount of the debt liability and not as deferred charges presented as assets on our Consolidated Balance Sheets. As a result of adopting this standard, the impact to our Consolidated Balance Sheets was a reduction in Other current assets and Current portion of long-term debt of $3 million and $2 million as of December 31, 2015 and 2014, respectively, and a reduction in Other assets and Long-term debt of $124 million and $125 million as of December 31, 2015 and 2014, respectively.
In March 2016, the FASB issued a new accounting standard that amends certain aspects of the accounting for employee share-based payments. As permitted by the standard, we elected to early adopt this standard beginning in the first quarter of 2016. One aspect of the standard requires that excess tax benefits and deficiencies that arise upon vesting or exercise of share-based payments be recognized as income tax benefits and expenses in the income statement. Previously, such amounts were recognized as increases and decreases in common stock and additional paid-in capital. This aspect of the standard was adopted prospectively. The new standard also amends the presentation of employee share-based payment-related items in the statement of cash flows by requiring (i) that excess income tax benefits and deficiencies be classified in cash flows from operating activities (such amounts were previously included in cash flows from financing activities) and (ii) that cash paid to taxing authorities arising from the withholding of shares from employees be classified in cash flows from financing activities (such amounts were previously included in cash flows from operating activities). We adopted the aspects of the standard affecting the cash flow presentation retrospectively, and accordingly, the Consolidated Statement of Cash Flows for the years ended December 31, 2015, 2014 and 2013 were recast. The three-year impact to our Consolidated Statement of Cash Flows, as a result of adopting this standard, was as follows (in millions):

	Years ended December 31,
	2015			2014			2013
	As Previously Reported	Adjustment	Recast	As Previously Reported	Adjustment	Recast	As Previously Reported	Adjustment	Recast
Cash flows from operating activities:
Other items, net	$(399)	$253	$(146)	$(116)	$172	$56	$103	$96	$199
Other liabilities	$1	$401	$402	$534	$225	$759	$(23)	$139	$116
Net cash provided by operating activities	$9,077	$654	$9,731	$8,555	$397	$8,952	$6,291	$235	$6,526
Cash flows from financing activities:
Withholding taxes arising from shares withheld for share-based payments	$—	$(401)	$(401)	$—	$(225)	$(225)	$—	$(139)	$(139)
Other	$252	$(253)	$(1)	$147	$(172)	$(25)	$(6)	$(96)	$(102)
Net cash (used in) provided by financing activities	$(3,117)	$(654)	$(3,771)	$(2,877)	$(397)	$(3,274)	$2,726	$(235)	$2,491

Reclassifications
Reclassifications
Certain of our short-term obligations were reclassified from Accounts payable to Accrued liabilities on our Consolidated Balance Sheet at December 31, 2014, and related amounts within Net cash provided by operating activities in our Consolidated Statements of Cash Flows for the years ended December 31, 2014 and 2013, to conform to the current year presentation.